Expense Example, No Redemption - Diamond Hill Short Duration Income Fund - Class C	Oct. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	$ 1,867